Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 28	$ 10	$ 56	$ 36